UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST GROWTH EQUITY FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK‡ — 97.4%

Consumer Discretionary — 17.8%
Amazon.com*	17,046	$3,968,650
BorgWarner*	61,965	4,078,536
Chipotle Mexican Grill, Cl A*	11,675	2,971,638
DIRECTV*	146,685	7,497,070
Dollar General*	171,315	8,329,335
DR Horton	247,257	5,182,507
Michael Kors Holdings*	122,370	6,692,415
Panera Bread, Cl A*	29,890	5,040,650
priceline.com*	8,740	5,014,750
Starbucks	119,900	5,503,410
Ulta Salon Cosmetics & Fragrance	52,840	4,872,905

		59,151,866

Consumer Staples — 9.4%
Coca-Cola	133,914	4,978,922
Costco Wholesale	76,927	7,571,925
CVS Caremark	106,385	4,936,264
Fresh Market*	64,115	3,635,962
Mead Johnson Nutrition, Cl A	43,170	2,661,862
Philip Morris International	85,277	7,552,131

		31,337,066

Energy — 7.8%
Anadarko Petroleum	87,640	6,030,508
Cameron International*	95,140	4,817,890
Cobalt International Energy*	234,380	4,877,448
EOG Resources	40,628	4,732,756
Schlumberger	76,763	5,337,331

		25,795,933

Financials — 3.1%
BlackRock, Cl A	18,361	3,482,714
Invesco	125,189	3,044,596
MetLife	103,799	3,683,827

		10,211,137

Health Care — 13.6%
Allergan	63,618	5,720,531
Baxter International	59,950	3,754,669
Biogen Idec*	44,400	6,136,968
Celgene*	108,582	7,961,232
Cepheid*	157,965	4,787,919
Edwards Lifesciences*	33,745	2,930,078
Gilead Sciences*	91,950	6,175,362
Illumina*	161,630	7,679,041

		45,145,800

Industrials — 8.8%
Chart Industries*	48,190	3,411,370
Cummins	35,468	3,319,096
FedEx	51,318	4,720,743
Lincoln Electric Holdings	104,755	4,543,224
Rockwell Automation	44,735	3,178,869
Union Pacific	80,771	9,937,256

		29,110,558

Information Technology — 32.0%
Adobe Systems*	108,023	3,672,782
Apple	51,505	30,650,625
Baidu ADR*	26,295	2,803,573
Citrix Systems*	44,545	2,753,326
Cognizant Technology Solutions, Cl A*	99,701	6,645,072
eBay*	113,760	5,493,470
EMC*	262,255	6,404,267

Description	Shares	Value

F5 Networks*	30,030	$2,476,874
Fortinet*	224,360	4,345,853
Google, Cl A*	5,802	3,944,026
Lam Research*	97,955	3,467,607
Mastercard, Cl A	8,173	3,767,181
Microsoft	230,915	6,589,160
NetApp*	114,675	3,084,758
Oracle	107,695	3,343,930
QUALCOMM	140,475	8,228,323
Visa, Cl A	41,715	5,788,373
VMware, Cl A*	34,875	2,956,354

		106,415,554

Materials — 4.9%
BHP Billiton ADR	36,058	2,550,743
Monsanto	67,600	5,818,332
Potash Corp. of Saskatchewan	110,836	4,474,449
Praxair	32,104	3,409,766

		16,253,290

Total Common Stock (Cost $248,794,117)		323,421,204

CASH EQUIVALENT** — 2.7%
AIM STIT-Government & Agency
Portfolio, 0.020% (Cost $8,943,187)	8,943,187	8,943,187

Total Investments — 100.1% (Cost $257,737,304)†		$332,364,391

Percentages are based on Net Assets of $332,120,388.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt
Cl — Class

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $257,737,304, and the unrealized appreciation and depreciation were $85,168,671 and $(10,541,584), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVIDEND VALUE EQUITY FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 98.3%

Consumer Discretionary — 16.5%
Cinemark Holdings	368,910	$9,108,388
H&R Block	332,465	5,884,630
Lowe’s	101,420	3,283,980
McDonald’s	65,852	5,715,954
Nordstrom	61,500	3,491,355
Time Warner Cable	149,039	14,771,255
Yum! Brands	62,482	4,380,613

		46,636,175

Consumer Staples — 6.8%
Kraft Foods Group*	60,174	2,736,713
Kroger	257,480	6,493,646
Mondelez International, Cl A*	180,522	4,791,054
Philip Morris International	58,443	5,175,712

		19,197,125

Energy — 13.0%
Chevron	97,896	10,789,118
Ensco, Cl A	100,665	5,820,450
Murphy Oil	71,245	4,274,700
Occidental Petroleum	71,990	5,684,331
Seadrill	126,745	5,112,893
Total ADR	101,140	5,097,456

		36,778,948

Financials — 21.4%
BB&T	204,694	5,925,892
CME Group, Cl A	162,700	9,099,811
East West Bancorp	192,270	4,093,428
First Niagara Financial Group	541,765	4,485,814
Huntington Bancshares	833,975	5,329,100
JPMorgan Chase	169,695	7,072,888
Lazard, Cl A	118,235	3,483,203
MetLife	246,300	8,741,187
PNC Financial Services Group	111,590	6,493,422
Wells Fargo	165,085	5,561,714

		60,286,459

Health Care — 12.2%
Cardinal Health	172,649	7,101,054
Covidien	134,685	7,400,941
Medtronic	83,296	3,463,448
Merck	161,464	7,367,602
Novartis ADR	57,855	3,497,913
Teva Pharmaceutical Industries ADR	135,912	5,493,563

		34,324,521

Industrials — 2.1%
Honeywell International	54,902	3,362,198
Norfolk Southern	42,005	2,577,007

		5,939,205

Information Technology — 11.9%
Accenture, Cl A	49,500	3,336,795
Cisco Systems	187,828	3,219,372
International Business Machines	16,060	3,124,152
Microsoft	198,170	5,654,781
Motorola Solutions	123,655	6,390,490
SAP ADR	51,141	3,728,179
Telefonaktiebolaget LM Ericsson ADR	519,111	4,614,897
Western Union	266,485	3,384,359

		33,453,025

Description	Shares	Value

Materials — 5.8%
BHP Billiton ADR	63,971	$4,525,309
Freeport-McMoRan Copper & Gold	119,943	4,663,384
Newmont Mining	131,750	7,186,962

		16,375,655

Telecommunication Services — 5.6%
AT&T	153,820	5,320,634
BCE	79,130	3,454,816
Vodafone Group ADR	255,776	6,962,222

		15,737,672

Utilities — 3.0%
American Water Works	79,900	2,935,526
Aqua America	120,080	3,048,831
Exelon	73,230	2,620,170

		8,604,527

Total Common Stock (Cost $257,135,093)		277,333,312

CASH EQUIVALENT** — 3.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $10,440,132)	10,440,132	10,440,132

Total Investments — 102.0% (Cost $267,575,225)†		$287,773,444

Percentages are based on Net Assets of $282,261,605.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.

ADR — American Depositary Receipt
Cl — Class

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $267,575,225, and the unrealized appreciation and depreciation were $28,609,452 and $(8,411,233), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST STRATEGIC BALANCED FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

REGISTERED INVESTMENT COMPANIES — 91.5%
Exchange Traded Funds — 62.1%
iShares Barclays Aggregate Bond Fund	5,344	$599,330
iShares Barclays Intermediate Credit Bond Fund	1,174	131,429
iShares Barclays TIPS Bond Fund	4,841	593,313
iShares iBoxx Investment Grade Corporate Bond Fund	4,157	511,394
iShares MSCI EAFE Index Fund	5,594	299,670
iShares MSCI Germany Index Fund	5,370	123,188
iShares MSCI South Korea Index Fund	1,975	113,721
SPDR S&P 500 ETF Trust	13,850	1,955,343
Vanguard European ETF	2,419	111,419
Vanguard Large Cap ETF	26,751	1,725,975
Vanguard Mega Cap 300 ETF	6,092	296,010
Vanguard MSCI Emerging Markets ETF	12,927	536,341
Vanguard Small Cap Value ETF	1,639	117,041

		7,114,174

Open-End Funds — 25.4%
Cohen & Steers Institutional Realty Shares	5,188	225,880
Frost Total Return Bond Fund, Institutional Shares**	77,879	852,772
Ivy High Income Fund	55,893	476,763
PIMCO Total Return Fund	86,303	998,524
Templeton Global Bond Fund	26,596	357,710

		2,911,649

Closed-End Funds — 4.0%
Eaton Vance Senior Floating-Rate Trust	18,271	296,904
Macquarie Global Infrastructure Total Return Fund	7,873	154,547

		451,451

Total Registered Investment Companies (Cost $9,643,236)		10,477,274

COMMON STOCK — 0.8%

Materials — 0.8%
BHP Billiton ADR (Cost $100,088)	1,312	92,811

CASH EQUIVALENT* — 7.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $884,525)	884,525	884,525

Total Investments — 100.0% (Cost $10,627,849)†		$11,454,610

Percentages are based on Net Assets of $11,448,988.

*	Rate shown is the 7-day effective yield as of October 31, 2012.
**	Affiliate investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliated of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2012 are as follows:

Balance of Shares Held as of 10/31/12	Value of Shares Held as of 10/31/12	Dividend Income	Realized Gain(Loss)
77,879	$852,772	$9,192	$—

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
EAFE — Europe, Australasia and Far East
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $10,627,849, and the unrealized appreciation and depreciation were $1,002,052 and $(175,291), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST DIVERSIFIED STRATEGIES FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares/Contracts	Value

REGISTERED INVESTMENT COMPANIES — 91.3%
Exchange Traded Funds — 68.5%
Consumer Discretionary Select Sector SPDR Fund (A)	4,230	$194,876
Consumer Staples Select Sector SPDR Fund (A)	10,707	378,921
Energy Select Sector SPDR Fund	2,737	196,736
Health Care Select Sector SPDR Fund	10,376	415,040
Industrial Select Sector SPDR Fund	4,949	180,589
IQ Hedge Macro Tracker ETF	7,242	202,631
IQ Hedge Multi-Strategy Tracker ETF	13,417	378,359
iShares Dow Jones Select Dividend Index Fund (A)	8,906	515,034
iShares Russell 1000 Growth Index Fund (A)	3,830	247,992
iShares Russell 1000 Value Index Fund (A)	1,600	114,880
iShares S&P Europe 350 Index Fund (A)	2,100	77,973
Materials Select Sector SPDR Fund (A)	1,648	59,312
SPDR S&P 500 ETF Trust	1,720	242,830
Technology Select Sector SPDR Fund	25,929	748,570
Utilities Select Sector SPDR Fund	3,231	119,127

		4,072,870

Open-End Funds — 21.9%
AQR Diversified Arbitrage Fund	29,453	327,517
AQR Risk Parity Fund	27,714	326,198
ASG Global Alternatives Fund	30,519	317,706
Loomis Sayles Absolute Strategies Fund	32,799	332,908

		1,304,329

Closed-End Fund — 0.9%
Kayne Anderson MLP Investment	1,709	53,577

Total Registered Investment Companies (Cost $5,377,050)		5,430,776

PURCHASED OPTIONS* — 0.2%
PowerShares Emerging Markets Sovereign Debt Portfolio Put Option, Expires 12/22/12 Strike Price $26	10	—
S&P 500 Index Call Option, Expires 12/22/12 Strike Price $1,400	3	10,500

Total Purchased Options (Cost $25,373)		10,500

CASH EQUIVALENT** — 13.9%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $824,296)	824,296	824,296

Total Investments — 105.4% (Cost $6,226,719)†		$6,265,572

WRITTEN OPTIONS — (0.3)%
Consumer Discretionary Select Sector SPDR Fund Call Option, Expires 11/17/12, Strike Price $48	(21)	$(189)
Consumer Staples Select Sector SPDR Fund Call Option, Expires 11/17/12, Strike Price $36	(53)	(689)
iShares Dow Jones Select Dividend Index Fund Call Option, Expires 11/17/12, Strike Price $58	(89)	(4,450)

Description	Contracts	Value

iShares Russell 1000 Growth Index Fund Call Option, Expires 11/17/12, Strike Price $67	(38)	$(950)
iShares Russell 1000 Value Index Fund Call Option, Expires 11/17/12, Strike Price $74	(16)	(480)
iShares S&P Europe 350 Index Fund Call Option, Expires 12/22/12, Strike Price $36	(21)	(10,080)
Materials Select Sector SPDR Fund Call Option, Expires 11/17/12, Strike Price $38	(8)	(48)

Total Written Options (Premiums Received $(14,138))		$(16,886)

Percentages are based on Net Assets of $5,946,724.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.
(A)	Underlying security for written put/call option.

ETF — Exchange Traded Fund
MLP — Master Limited Partnership
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

†

At October 31, 2012, the tax basis cost of the Fund’s investments, excluding written options, was $6,226,719, and the unrealized appreciation and depreciation were $133,733 and $(94,880), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 82.5%

Consumer Discretionary — 9.3%
Best Buy	251,200	$3,820,752
Gannett	235,500	3,979,950
H&R Block	98,000	1,734,600
Honda Motor ADR	29,100	877,656
Staples	529,300	6,094,889

		16,507,847

Consumer Staples — 5.8%
Archer-Daniels-Midland	169,800	4,557,432
Avon Products	66,700	1,033,183
Wal-Mart Stores	64,000	4,801,280

		10,391,895

Energy — 7.5%
Baker Hughes	144,400	6,060,468
BP ADR	123,500	5,296,915
Valero Energy	67,300	1,958,430

		13,315,813

Financials — 15.7%
Allstate	181,400	7,252,372
Annaly Capital Management‡	248,300	4,007,562
Bank of America	193,830	1,806,496
Barclays ADR	163,800	2,424,240
Lincoln National	35,567	881,706
Marsh & McLennan	227,800	7,752,034
XL Group, Cl A	151,250	3,741,925

		27,866,335

Health Care — 6.7%
Becton Dickinson	27,500	2,081,200
Johnson & Johnson	17,200	1,218,104
Novartis ADR	42,200	2,551,412
Teva Pharmaceutical Industries ADR	150,200	6,071,084

		11,921,800

Industrials — 9.8%
Boeing	84,800	5,973,312
Dover	73,800	4,296,636
Raytheon	72,500	4,100,600
Siemens ADR	30,700	3,097,937

		17,468,485

Information Technology — 13.3%
Applied Materials	181,100	1,919,660
Black Box	144,756	3,173,051
Hewlett-Packard	232,600	3,221,510
International Business Machines	45,200	8,792,756
Western Union	519,900	6,602,730

		23,709,707

Materials — 5.8%
Alcoa	87,900	753,303
Dow Chemical	126,300	3,700,590
Mosaic	27,900	1,460,286
PPG Industries	10,500	1,229,340
Rio Tinto ADR	61,700	3,083,766

		10,227,285

Telecommunication Services — 8.6%
AT&T	183,692	6,353,906
Nippon Telegraph & Telephone ADR	295,300	6,738,746
Vodafone Group ADR	83,500	2,272,870

		15,365,522

Total Common Stock (Cost $167,984,588)		146,774,689

Description	Shares	Value

CASH EQUIVALENT* — 18.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $33,174,684)	33,174,684	$33,174,684

Total Investments — 101.1% (Cost $201,159,272)†		$179,949,373

Percentages are based on Net Assets of $177,909,043.

*	Rate shown is the 7-day effective yield as of October 31, 2012.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $201,159,272, and the unrealized appreciation and depreciation were $22,238,915 and $(43,448,814), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST SMALL CAP EQUITY FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 91.6%

Consumer Discretionary — 12.8%
Deckers Outdoor*	32,225	$922,602
Hanesbrands*	108,000	3,614,760
Harman International Industries	76,000	3,186,680
Sotheby’s	107,000	3,330,910
Warnaco Group*	69,000	4,870,020
Wendy’s	774,000	3,304,980
WMS Industries*	161,000	2,645,230

		21,875,182

Consumer Staples — 5.4%
Darling International*	194,000	3,206,820
Fresh Del Monte Produce	99,000	2,491,830
TreeHouse Foods*	67,000	3,587,850

		9,286,500

Energy — 11.4%
Atwood Oceanics*	77,000	3,680,600
Berry Petroleum, Cl A	90,000	3,465,900
C&J Energy Services*	170,000	3,294,600
Lufkin Industries	59,000	2,950,590
McDermott International*	289,000	3,095,190
Stone Energy*	130,000	3,066,700

		19,553,580

Financials — 11.5%
American Equity Investment Life Holding	225,000	2,589,750
Aspen Insurance Holdings	104,000	3,364,400
Cathay General Bancorp	206,000	3,644,140
Hanover Insurance Group	95,000	3,430,450
TCF Financial	307,000	3,512,080
Umpqua Holdings	261,000	3,155,490

		19,696,310

Health Care — 11.7%
Bruker*	271,000	3,276,390
Health Net*	149,000	3,206,480
Integra LifeSciences Holdings*	67,000	2,562,750
LifePoint Hospitals*	90,000	3,180,600
Magellan Health Services*	72,000	3,610,800
PSS World Medical*	59,000	1,688,580
Quality Systems	145,000	2,530,250

		20,055,850

Industrials — 18.5%
ABM Industries	32,435	616,265
AerCap Holdings*	276,000	3,438,960
Air Lease, Cl A*	162,000	3,372,840
Brink’s	94,780	2,493,662
Crane	89,000	3,736,220
Exelis	311,900	3,449,614
GATX	80,000	3,316,800
Harsco	162,000	3,238,380
Kirby*	62,000	3,563,760
Korn/Ferry International*	177,000	2,370,030
Lennox International	16,830	842,341
Spirit Aerosystems Holdings, Cl A*	78,000	1,219,140

		31,658,012

Information Technology — 15.0%
DST Systems	62,000	3,536,480
Finisar*	226,000	2,603,520
JDA Software Group*	100,000	3,814,000
JDS Uniphase*	339,100	3,285,879
Lattice Semiconductor*	619,000	2,401,720

Description	Shares	Value

Microsemi*	177,000	$3,398,400
Parametric Technology*	154,000	3,107,720
Teradyne*	242,000	3,538,040

		25,685,759

Materials — 5.3%
Cabot	67,965	2,430,429
Intrepid Potash*	149,000	3,237,770
Scotts Miracle-Gro, Cl A	81,000	3,467,610

		9,135,809

Total Common Stock (Cost $157,522,545)		156,947,002

CASH EQUIVALENT** — 8.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $13,791,445)	13,791,445	13,791,445

Total Investments — 99.7% (Cost $171,313,990)†		$170,738,447

Percentages are based on Net Assets of $171,285,495.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.

Cl — Class

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $171,313,990, and the unrealized appreciation and depreciation were $8,862,637 and $(9,438,180), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 94.5%

Brazil — 4.0%
BM&FBOVESPA	290,110	$1,856,887
Embraer ADR	79,600	2,221,636
Itau Unibanco Holding ADR	159,900	2,331,342
Natura Cosmeticos	119,700	3,191,332

		9,601,197

Canada — 4.8%
Canadian National Railway	41,500	3,583,439
Cenovus Energy	68,210	2,406,046
Potash Corp. of Saskatchewan	89,767	3,623,894
Teck Resources, Cl B	55,500	1,761,552

		11,374,931

China — 5.9%
Baidu ADR*	28,417	3,029,821
China Merchants Bank, Cl H	1,274,798	2,381,800
Industrial & Commercial Bank of China, Cl H	5,409,169	3,580,498
Sinopharm Group, Cl H	680,300	2,286,671
Tencent Holdings	73,662	2,604,291

		13,883,081

Denmark — 2.7%
Novo Nordisk, Cl B	39,240	6,323,699

France — 7.2%
Air Liquide	38,630	4,556,369
Cie Generale des Etablissements Michelin	36,486	3,133,506
LVMH Moet Hennessy Louis Vuitton	35,075	5,700,960
Publicis Groupe	67,839	3,654,770

		17,045,605

Germany — 11.0%
Adidas	67,825	5,778,382
Allianz	29,614	3,671,811
Deutsche Bank	62,210	2,819,737
Fresenius Medical Care	59,500	4,179,159
SAP	64,977	4,733,134
Siemens	47,400	4,763,837

		25,946,060

Hong Kong — 4.8%
AIA Group	449,400	1,780,193
CNOOC	2,600,316	5,401,912
Hong Kong Exchanges and Clearing	256,200	4,228,099

		11,410,204

Ireland — 2.6%
Accenture, Cl A	42,259	2,848,679
Covidien	61,500	3,379,425

		6,228,104

Israel — 2.9%
Check Point Software Technologies*	56,734	2,526,365
Teva Pharmaceutical Industries ADR	110,764	4,477,081

		7,003,446

Japan — 8.7%
Dai-ichi Life Insurance	898	1,034,899
FANUC	17,147	2,730,031
KDDI	44,759	3,476,209
Komatsu	183,500	3,843,317
Mitsubishi UFJ Financial Group	993,726	4,493,738

Description	Shares	Value

Toyota Motor	128,559	$4,935,906

		20,514,100

Mexico — 1.6%
Wal-Mart de Mexico, Ser V	1,299,780	3,824,692

Netherlands — 0.7%
Yandex, Cl A*	70,400	1,638,912

South Korea — 2.6%
Hyundai Motor	14,525	2,989,971
Samsung Electronics	2,570	3,087,017

		6,076,988

Sweden — 2.3%
Hennes & Mauritz, B Shares	119,884	4,057,646
Svenska Handelsbanken, A Shares	40,400	1,383,841

		5,441,487

Switzerland — 7.1%
Julius Baer Group	68,198	2,365,291
Nestle	73,000	4,632,557
Novartis	73,487	4,422,792
Swatch Group	5,250	2,172,608
Syngenta	8,010	3,129,000

		16,722,248

United Kingdom — 21.8%
ARM Holdings	238,194	2,556,183
BG Group	235,617	4,363,137
British American Tobacco	90,515	4,483,609
Burberry Group	63,915	1,202,654
Carnival	107,556	4,276,760
HSBC Holdings	504,879	4,977,098
Kingfisher	878,418	4,103,830
Pearson	144,854	2,910,311
Reckitt Benckiser Group	92,656	5,607,178
Rolls-Royce Holdings	178,760	2,465,028
Royal Bank of Scotland Group*	280,450	1,249,120
SABMiller	71,023	3,042,435
Standard Chartered	198,519	4,688,504
Tesco	243,589	1,257,313
Vodafone Group	1,653,970	4,490,785

		51,673,945

United States — 3.8%
Schlumberger	75,750	5,266,898
Yum! Brands	54,200	3,799,962

		9,066,860

Total Common Stock (Cost $192,484,267)		223,775,559

PREFERRED STOCK — 2.0%

Germany — 2.0%
Volkswagen (Cost $2,047,711)	22,439	4,641,829

CASH EQUIVALENT** — 2.6%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $6,138,761)	6,138,761	6,138,761

Total Investments — 99.1% (Cost $200,670,739)†		$234,556,149

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND OCTOBER 31, 2012 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at October 31, 2012 are as follows:

Counterparty	Settlement Date	Currency to deliver		Currency to Receive		Unrealized Appreciation
State street	11/08/12	EUR	12,684,200	USD	16,617,380	$175,654
State street	11/08/12	USD	11,298,356	EUR	8,740,500	31,401

						$ 207,055

For the period ended October 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $236,679,474.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.

ADR — American Depositary Receipt
Cl — Class
EUR — Euro
Ser — Series
USD — U.S. Dollar

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $200,670,739, and the unrealized appreciation and depreciation were $42,479,482 and $(8,594,072), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards	$—	$207,055	$—	$207,055

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 32.2%

Automotive — 15.1%
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D 4.980%, 01/08/18	$4,000,000	$4,277,472
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl C 2.760%, 05/09/16	4,000,000	4,116,016
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl D 4.000%, 05/08/17	2,000,000	2,107,360
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A 3.270%, 02/20/18 (A)	3,500,000	3,761,635
Chesapeake Funding, Ser 2012-1A, Cl C 2.219%, 11/07/23 (A) (B)	3,000,000	3,024,436
Chesapeake Funding, Ser 2012-2A, Cl D 2.061%, 05/07/24 (A) (B)	2,000,000	2,000,342
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D 3.520%, 08/08/16	4,000,000	4,023,028
CPS Auto Trust, Ser 2010-A, Cl A 2.890%, 03/15/16 (A)	720,683	721,315
CPS Auto Trust, Ser 2011-A, Cl A 2.820%, 04/16/18 (A)	1,441,352	1,451,363
CPS Auto Trust, Ser 2011-B, Cl A 3.680%, 09/17/18 (A)	1,253,838	1,284,838
DT Auto Owner Trust, Ser 2010-1A, Cl D 5.920%, 09/15/16 (A)	500,000	505,462
DT Auto Owner Trust, Ser 2011-2A, Cl D 4.360%, 12/15/16 (A)	3,500,000	3,522,236
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C 2.770%, 05/15/16	500,000	514,926
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl D 2.314%, 01/15/16 (B)	3,150,000	3,169,064
Hertz Vehicle Financing, Ser 2010-1A, Cl A1 2.600%, 02/25/15 (A)	500,000	510,840
Rental Car Finance, Ser 2011-1A, Cl B1 4.380%, 02/25/16 (A)	3,000,000	3,116,727
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl C 3.060%, 11/15/17	5,000,000	5,152,970
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Cl C 1.890%, 05/15/17 (A)	956,467	953,873
SMART Trust, Ser 2012-4US, Cl A4B 1.465%, 08/14/18 (B)	1,000,000	1,000,000
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A2 0.670%, 12/20/13	15,511	15,513

		45,229,416

Credit Cards — 5.8%
Charming Shoppes Master Trust, Ser 2007-1A, Cl A1 1.464%, 09/15/17 (A) (B)	312,500	312,505

Description	Face Amount	Value

Charming Shoppes Master Trust, Ser 2007-1A, Cl B1 2.214%, 09/15/17 (A) (B)	$5,000,000	$4,994,735
Chase Issuance Trust, Ser 2012-A6, Cl A 0.344%, 08/15/17 (B)	10,000,000	10,004,580
World Financial Network Credit Card Master Trust II, Ser 2010-1A, Cl A 4.160%, 09/15/17 (A)	62,500	62,500
World Financial Network Credit Card Master Trust, Ser 2006-A, Cl B 0.564%, 02/15/17 (A) (B)	750,000	745,526
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B 6.750%, 04/15/19	1,000,000	1,109,575

		17,229,421

Other Asset-Backed Securities — 11.3%
CLI Funding, Ser 2011-2A, Cl Note 4.940%, 10/18/26 (A)	1,351,726	1,426,085
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl B 1.864%, 12/15/15 (A) (B)	1,000,000	1,000,847
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A 3.910%, 03/15/16 (A)	3,500,000	3,580,045
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A 0.701%, 06/20/17 (B)	10,000,000	10,001,144
Global SC Finance SRL, Ser 2012-1A, Cl A 4.110%, 07/19/27 (A)	3,485,625	3,644,329
Impact Funding, Ser 2001-A 5.933%, 07/25/33	1,304,157	1,509,547
Marriott Vacation Club Owner Trust, Ser 2009-2A, Cl A 4.809%, 07/20/31 (A)	1,174,172	1,225,419
National Collegiate Student Loan Trust, Ser 2004-2, Cl A3 0.421%, 04/26/27 (B)	2,617,552	2,567,094
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.211%, 09/20/19 (A) (B)	439,170	433,904
Sierra Receivables Funding, Ser 2010-1A, Cl A1 4.480%, 07/20/26 (A)	1,278,603	1,308,317
Sierra Receivables Funding, Ser 2012-1A, Cl B 3.580%, 11/20/28 (A)	697,498	699,234
SLM Student Loan Trust, Ser 2012-A 1.614%, 08/15/25 (A) (B)	2,103,076	2,125,666
TAL Advantage, Ser 2011-2A, Cl A 4.310%, 05/20/26 (A)	2,575,000	2,646,276
Textainer Marine Containers, Ser 2011-1A, Cl A 4.700%, 06/15/26 (A)	1,733,333	1,783,843

		33,951,750

Total Asset-Backed Securities (Cost $97,007,652)		96,410,587

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 24.0%

Consumer Discretionary — 1.2%
Macy’s Retail Holdings 5.900%, 12/01/16	$3,000,000	$3,534,480

Consumer Staples — 1.6%
Clorox 5.950%, 10/15/17	3,000,000	3,591,924
CVS Caremark 4.875%, 09/15/14	1,000,000	1,080,453

		4,672,377

Energy — 2.9%
BP AMI Leasing (A) 5.523%, 05/08/19	3,000,000	3,532,536
KFW 1.000%, 01/12/15	2,000,000	2,023,800
Noble Holding International 3.450%, 08/01/15	3,000,000	3,178,791

		8,735,127

Financials — 13.2%
ABN Amro Bank MTN (A) (B) 2.083%, 01/30/14	3,000,000	3,033,822
Bank of America (B) 1.897%, 07/11/14	3,000,000	3,037,122
Citigroup (B) 0.535%, 03/07/14	10,000,000	9,931,620
Hartford Financial Services Group 4.000%, 03/30/15	5,000,000	5,253,845
HSBC Finance (B) 0.848%, 06/01/16	3,000,000	2,886,495
Morgan Stanley (B) 1.916%, 01/24/14	10,000,000	10,065,850
SLM MTN (B) 3.558%, 12/15/20	3,525,000	3,283,291
UBS MTN 2.250%, 08/12/13	2,000,000	2,025,976

		39,518,021

Health Care — 1.1%
Express Scripts Holding 6.250%, 06/15/14	3,000,000	3,259,401

Industrials — 1.1%
Ingersoll-Rand Global Holding 9.500%, 04/15/14	3,000,000	3,359,409

Information Technology — 2.9%
Applied Materials 2.650%, 06/15/16	3,000,000	3,173,469
BMC Software 7.250%, 06/01/18	3,000,000	3,480,138
Fiserv 3.125%, 10/01/15	2,000,000	2,099,046

		8,752,653

Total Corporate Obligations (Cost $69,060,100)		71,831,468

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 24.0%

Residental Mortgage-Backed Obligations — 15.9%
FHLMC 2.474%, 02/01/37 (B)	$2,399,783	$2,561,004
FHLMC REMIC, Ser 2010-3747, Cl UF 0.694%, 10/15/40 (B)	8,086,878	8,115,020
FNMA REMIC, Ser 2011-84, Cl F 0.561%, 01/25/40 (B)	8,888,166	8,919,568
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	5,138,819	5,537,622
GNMA REMIC, Ser 2011-125, Cl BG 2.250%, 12/20/30	4,166,689	4,234,955
GNMA, Ser 2009-70, Cl PD 5.000%, 05/20/38	7,374,335	7,997,931
GNMA, Ser 2010-80, Cl F 0.611%, 04/20/40 (B)	2,065,805	2,075,035
GNMA, Ser 2011-50, Cl DK 2.500%, 02/20/40	7,965,134	8,267,220

		47,708,355

Commerical Mortgage-Backed Obligations — 8.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4 5.356%, 10/10/45	3,000,000	3,452,166
Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Cl AJ 0.394%, 06/15/22 (A) (B)	2,918,716	2,824,739
FREMF Mortgage Trust, Ser 2012-KF01, Cl A 0.564%, 10/25/44 (B)	2,500,000	2,500,262
GE Business Loan Trust, Ser 2003-1 0.644%, 04/15/31 (A) (B)	3,576,425	3,368,821
Holmes Master Issuer, Ser 2012-1A, Cl A2 1.990%, 10/15/54 (A) (B)	3,000,000	3,079,545
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A3 5.347%, 11/15/38	3,000,000	3,456,846
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C 4.270%, 05/15/40	2,000,000	1,982,814
Morgan Stanley Capital I, Ser 2007-T27, Cl A4 5.653%, 06/11/42 (B)	3,000,000	3,568,482

		24,233,675

Total Mortgage-Backed Securities (Cost $67,647,137)		71,942,030

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Notes
2.000%, 04/30/16	5,000,000	5,265,625
1.000%, 09/30/16	5,000,000	5,090,625
0.875%, 01/31/17	2,500,000	2,529,297
0.750%, 10/31/17	10,000,000	10,017,190
0.500%, 07/31/17	5,000,000	4,958,205
0.375%, 04/15/15	2,500,000	2,502,148

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount/ Shares	Value

0.250%, 02/28/14 to 05/15/15	$12,000,000	$11,994,571

Total U.S. Treasury Obligations (Cost $42,268,971)		42,357,661

MUNICIPAL BONDS — 4.6%
Colorado State, Housing & Finance Authority, Ser B, RB 1.600%, 05/15/16	3,000,000	3,031,980
New York, Institute of Technology, Ser A-RMKT, RB 4.799%, 03/01/14	3,400,000	3,496,900
North Carolina, Eastern Municipal Power Agency, Ser C, RB 4.430%, 01/01/14	1,500,000	1,546,455
Oklahoma County, Finance Authority, Build America Bonds, RB 5.350%, 09/01/15	750,000	823,575
San Antonio, Convention Hotel Finance, Ser B, RB, AMBAC 4.800%, 07/15/13	1,215,000	1,231,463
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 (B) 0.860%, 10/01/20	1,606,915	1,607,317
Will County, Community Unit School District No. 365 Valley View, Ser B, GO 4.750%, 11/01/15	2,000,000	2,206,600

Total Municipal Bonds (Cost $13,523,422)		13,944,290

CASH EQUIVALENT* — 0.3%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $892,169)	892,169	892,169

REPURCHASE AGREEMENT — 0.7%
Morgan Stanley 0.320%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price $2,000,018 (collateralized by various FHLMC obligations, ranging in par value $3,935,440-$5,550,042, 2.296%-2.580%, 01/01/35-04/01/37;with total market value $2,060,000) (Cost $2,000,000)	2,000,000	2,000,000

Total Investments — 99.9% (Cost $292,399,451)†		$299,378,205

Percentages are based on Net Assets of $299,835,074.

*	Rate shown is the 7-day effective yield as of October 31, 2012.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2012.

AESOP — Auto Employee Stock Ownership Plan
AMBAC — American Municipal Bond Assurance Corporation
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $292,399,451, and the unrealized appreciation and depreciation were $7,125,423 and $(146,669), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$96,410,587	$—	$96,410,587
Mortgage-Backed Securities	—	71,942,030	—	71,942,030
Corporate Obligations	—	71,831,468	—	71,831,468
U.S. Treasury Obligations	—	42,357,661	—	42,357,661
Municipal Bonds	—	13,944,290	—	13,944,290
Cash Equivalent	892,169	—	—	892,169
Repurchase Agreement	—	2,000,000	—	2,000,000

Total Investments in Securities	$892,169	$298,486,036	$—	$299,378,205

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 38.6%

Agency Residential Mortgage-Backed Obligations — 20.2%
FHLMC 6.000%, 05/01/26 to 11/01/47	$2,300,086	$2,532,679
5.500%, 12/01/37	1,055,247	1,160,416
5.000%, 04/01/24	1,139,536	1,253,332
2.474%, 02/01/37 (A)	3,804,306	4,059,885
2.377%, 08/01/37 (A)	1,426,228	1,516,855
FHLMC REMIC, Ser 2010-3695, IO 4.500%, 05/15/30	6,359,773	708,496
FHLMC REMIC, Ser 2010-3747, Cl HX 4.500%, 11/15/39	10,000,000	11,323,200
FHLMC REMIC, Ser 2011-3834, IO 4.000%, 02/15/29	13,639,982	1,028,215
FHLMC REMIC, Ser 2011-3875, Cl GK 2.250%, 06/15/26	4,872,154	5,009,831
FHLMC REMIC, Ser 2011-3898, Cl FC 0.724%, 11/15/36 (A)	7,747,281	7,819,866
FHLMC, Ser 2012-3996, Cl QL 4.000%, 02/15/42	7,500,000	8,402,932
FHLMC, Ser 2012-4054, IO 3.000%, 05/15/26	19,010,370	1,942,392
FNMA 5.500%, 07/01/36 to 12/01/47	2,337,845	2,548,593
5.000%, 04/01/19 to 05/01/35	5,265,586	5,744,491
4.500%, 02/01/39 to 08/01/41	29,737,258	32,638,347
3.500%, 10/01/40 to 11/01/40	3,899,129	4,156,694
2.571%, 07/01/37 (A)	8,927,306	9,527,844
2.404%, 01/01/38 (A)	11,970,944	12,838,433
2.250%, 10/30/24	7,500,000	7,519,552
FNMA REMIC, Ser 2005-66, Cl FD 0.327%, 07/25/35 (A)	3,020,293	3,025,805
FNMA REMIC, Ser 2011-103, Cl GI, IO 3.500%, 10/25/26	18,269,141	1,690,127
FNMA REMIC, Ser 2011-121, Cl JP 4.500%, 12/25/41	4,265,925	4,650,771
FNMA REMIC, Ser 2012-13, Cl JP 4.500%, 02/25/42	3,454,575	3,719,686
FNMA STRIPS, Ser 2009-397, Cl 2, IO 5.000%, 09/25/39	10,367,933	1,403,578
FNMA STRIPS, Ser 2009-400, Cl 2, IO 4.500%, 11/25/39	13,423,165	1,826,376
FNMA STRIPS, Ser 2010-404, Cl 2, IO 4.500%, 05/25/40	14,261,143	1,982,564
FNMA STRIPS, Ser 2010-405, Cl 2, IO 4.000%, 10/25/40	15,042,538	1,686,410
FNMA STRIPS, Ser 2011-407, IO 4.000%, 03/25/41	21,444,307	2,210,361
FNMA, Ser 2011-146, Cl AY 3.500%, 01/25/32	5,000,000	5,304,630
FNMA, Ser 2012-100, IO 2.500%, 07/25/22	23,735,015	1,804,573
FNMA, Ser 2012-61, IO 4.000%, 12/25/41	23,955,038	2,491,829
GNMA 4.500%, 06/15/39	2,672,009	2,915,501
GNMA REMIC, Ser 2009-108, Cl WG 4.000%, 09/20/38	3,778,543	4,071,781
GNMA REMIC, Ser 2011-125, IO 4.000%, 12/20/30	38,161,804	3,865,871

Description	Face Amount	Value

GNMA, Ser 2008-68, Cl DC 5.000%, 01/20/29	$238,365	$241,438
GNMA, Ser 2012-10, Cl LD 3.000%, 07/20/40	9,474,584	9,932,699

		174,556,053

Commercial Mortgage-Backed Obligations — 18.4%
A10 Securitization, Ser 2012-1, Cl C 7.870%, 04/15/24 (B)	1,416,244	1,405,788
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ 5. 421%, 10/10/45	5,000,000	4,034,950
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B 6.438%, 02/10/51 (A) (B)	500,000	286,980
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ 6.438%, 02/10/51 (A)	5,000,000	4,708,615
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3 5.209%, 12/11/38	2,000,000	2,014,596
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM 5.243%, 12/11/38	3,000,000	3,335,973
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM 5.712%, 04/12/38 (A)	1,000,000	1,102,662
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM 5.716%, 06/11/40 (A)	2,000,000	2,245,026
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM 5.894%, 06/11/50 (A)	2,000,000	2,235,600
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J 5.894%, 06/11/50 (A) (B)	883,932	24,728
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ 6.089%, 06/11/50 (A)	5,000,000	4,210,570
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C 5.921%, 03/15/49 (A)	1,200,000	510,446
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.730%, 03/15/49 (A)	5,980,000	5,858,427
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ 5.219%, 07/15/44 (A)	8,000,000	8,303,904
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.983%, 07/10/46 (A) (B)	1,750,000	2,093,280
Commercial Mortgage Trust, Ser 2012-CR2, Cl C 4.858%, 08/15/45 (A)	1,000,000	1,074,683
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	865,000	844,367
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl AJ 5.190%, 08/15/38 (A)	2,000,000	2,098,066

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3 5.588%, 02/15/39 (A)	$523,957	$537,828
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.728%, 11/10/46 (A) (B)	1,000,000	1,157,698
FREMF Mortgage Trust, Ser 2011-K15, Cl B 4.932%, 08/25/44 (A) (B)	4,000,000	4,448,244
FREMF Mortgage Trust, Ser 2012-K21 3.938%, 07/25/22	4,000,000	3,614,800
FREMF Mortgage Trust, Ser 2012-K710, Cl C 3.819%, 06/25/47 (A) (B)	2,000,000	1,934,113
FREMF Mortgage Trust, Ser 2012-KF01, Cl C 4.464%, 10/25/44 (A) (B)	2,000,000	1,999,813
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.957%, 03/10/39 (A) (B)	1,000,000	1,100
Impact Funding 6.975%, 07/25/33	87,994	88,024
6.515%, 07/25/33	293,310	307,690
6.315%, 07/25/33	117,323	138,097
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E 5.044%, 01/15/42 (A)	5,337,000	4,393,445
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ 5.480%, 05/15/45 (A)	5,000,000	4,776,340
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 6.256%, 02/15/51 (A) (B)	1,000,000	91,870
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM 6.043%, 02/15/51 (A)	3,000,000	3,256,608
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3 5.420%, 01/15/49	2,850,000	3,300,220
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM 5.464%, 01/15/49 (A)	5,000,000	5,269,965
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ 5.205%, 04/15/30 (A)	3,750,000	3,888,135
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (A)	1,100,000	1,060,524
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl AM 5.378%, 11/15/38	5,000,000	5,382,050
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.440%, 07/15/40 (A)	650,000	338,000
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4 6.042%, 06/12/50 (A)	1,000,000	1,135,145
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B 6.042%, 06/12/50 (A)	250,000	20,103

Description	Face Amount	Value

Merrill Lynch Mortgage Trust, Ser C1, Cl AM 5.847%, 06/12/50 (A)	$2,000,000	$2,005,468
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4 5.810%, 06/12/50 (A)	2,250,000	2,572,385
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3 5.862%, 10/15/42 (A)	81,573	82,725
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.984%, 08/12/41 (A)	1,600,000	1,668,854
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM 6.076%, 06/11/49 (A)	10,000,000	10,834,830
Morgan Stanley Capital I, Ser 2007-T25, Cl B 5.614%, 11/12/49 (A) (B)	1,750,000	665,961
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	5,000,000	3,927,160
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.823%, 06/11/42 (A) (B)	500,000	399,905
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.653%, 06/11/42 (A)	13,000,000	12,845,508
Morgan Stanley Capital I, Ser 2008-T29, Cl A4 6.279%, 01/11/43	3,500,000	4,303,019
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.421%, 09/15/47 (A) (B)	2,000,000	2,273,370
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B 5.040%, 03/12/35	200,000	201,558
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A 5.983%, 08/12/45 (A) (B)	5,000,000	5,887,400
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B 7.000%, 12/19/40 (A) (B)	8,000,000	8,095,568
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C 5.536%, 05/10/45 (A) (B)	4,000,000	4,417,022
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C 4.958%, 08/10/49 (A) (B)	2,000,000	2,132,570
Velocity Commercial Capital Loan Trust, Ser 2011-1 4. 211%, 08/25/40 (A) (B)	4,118,121	3,541,584
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 6.060%, 12/15/43 (A) (B)	1,414,000	47,874

		159,431,234

Non-Agency Residential Mortgage-Backed Obligations — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8 0.173%, 02/25/37 (A)	589,151	1,270

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3 5.750%, 03/25/36	$28,991	$28,937

		30,207

Total Mortgage-Backed Securities (Cost $337,413,374)		334,017,494

CORPORATE OBLIGATIONS — 28.0%

Consumer Discretionary — 3.0%
AutoZone 7.125%, 08/01/18	4,000,000	5,020,856
Darden Restaurants 6.200%, 10/15/17	2,000,000	2,397,208
Lorillard Tobacco 8.125%, 06/23/19	5,000,000	6,431,245
New Albertsons 7.450%, 08/01/29	1,022,000	611,922
O’Reilly Automotive 4.875%, 01/14/21	5,000,000	5,663,370
Wynn Las Vegas 7.750%, 08/15/20	5,000,000	5,612,500

		25,737,101

Consumer Staples — 0.6%
Kroger 3.400%, 04/15/22	2,000,000	2,134,174
Reynolds Group Issuer 7.750%, 10/15/16	2,500,000	2,596,875

		4,731,049

Energy — 5.1%
Anadarko Petroleum 8.700%, 03/15/19	5,000,000	6,817,375
Chesapeake Energy 6.775%, 03/15/19	2,500,000	2,506,250
6.625%, 08/15/20	4,500,000	4,725,000
Nisource Finance 4.450%, 12/01/21	3,000,000	3,338,469
Private Export Funding 2.050%, 11/15/22	3,000,000	2,992,296
Shell International Finance 4.300%, 09/22/19	5,000,000	5,905,550
Suncor Energy 6.100%, 06/01/18	3,000,000	3,699,792
UBS 7.625%, 08/17/22	3,250,000	3,504,823
Valero Energy 9.375%, 03/15/19	3,000,000	4,123,728
Williams 7.875%, 09/01/21	5,000,000	6,631,555

		44,244,838

Financials — 13.2%
Aflac 8.500%, 05/15/19	5,000,000	6,794,340
Associates Corp. of North America 6.950%, 11/01/18	5,000,000	6,040,235
Bank of America MTN (C) 5.875%, 01/05/21	5,000,000	5,861,720
5.250%, 03/12/25	5,000,000	4,995,280
BioMed Realty ‡ 6.125%, 04/15/20	2,000,000	2,339,120

Description	Face Amount	Value

E*TRADE Financial 7.875%, 12/01/15	$3,000,000	$3,041,250
6.750%, 06/01/16	2,640,000	2,805,000
Farmers Exchange Capital (B) 7.050%, 07/15/28	5,000,000	6,240,800
Ford Motor Credit 5.875%, 08/02/21	4,960,000	5,710,959
Genworth Financial 7.625%, 09/24/21	13,050,000	13,725,885
Goldman Sachs Group 5.250%, 07/27/21	5,000,000	5,586,715
Jefferies Group 8.500%, 07/15/19	15,000,000	17,550,000
JPMorgan Chase Bank 6.000%, 07/05/17	3,000,000	3,518,142
Level 3 Financing 8.125%, 07/01/19	3,000,000	3,202,500
Lloyds TSB Bank 6.375%, 01/21/21	2,000,000	2,452,400
Morgan Stanley MTN (C) 5.000%, 06/11/25	7,071,000	7,082,314
PHH 9.250%, 03/01/16	3,000,000	3,465,000
ProLogis ‡ 5.750%, 04/01/16	2,000,000	2,230,640
Regions Financial 5.750%, 06/15/15	7,000,000	7,665,000
Royal Bank of Canada 1.200%, 09/19/17	3,000,000	3,014,700
Societe Generale MTN (B) 5.200%, 04/15/21	1,000,000	1,099,800

		114,421,800

Health Care — 0.4%
Express Scripts Holding (B) 4.750%, 11/15/21	3,150,000	3,676,359

Industrials — 0.7%
News America 4.500%, 02/15/21	2,500,000	2,856,430
SABMiller Holdings (B) 3.750%, 01/15/22	3,000,000	3,299,520

		6,155,950

Information Technology — 0.9%
Hewlett-Packard 4.650%, 12/09/21	5,000,000	5,004,940
Jabil Circuit 8.250%, 03/15/18	2,000,000	2,360,000

		7,364,940

Materials — 1.3%
Cliffs Natural Resources 5.900%, 03/15/20	5,000,000	5,278,350
MeadWestvaco 7.375%, 09/01/19	5,000,000	6,345,145

		11,623,495

Telecommunication Services — 2.2%
Crown Castle Towers (B) 6.113%, 01/15/20	2,500,000	3,041,670
GTE 6.840%, 04/15/18	2,000,000	2,506,936
GTP Acquisition Partners I (B) 7.628%, 06/15/16	2,500,000	2,595,413

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

WCP Wireless Site Funding (B) 6.829%, 11/15/15	$10,000,000	$10,474,050

		18,618,069

Utilities — 0.6%
Sabine Pass 7.500%, 11/30/16	5,000,000	5,462,500

Total Corporate Obligations (Cost $218,261,330)		242,036,101

ASSET-BACKED SECURITIES — 11.7%

Automotive — 5.5%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl D 7.230%, 11/15/18 (B)	2,000,000	2,007,408
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl D 5.910%, 07/15/19 (B)	4,990,000	4,990,492
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl E 6.400%, 04/09/18 (B)	4,500,000	4,873,574
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl E 6.230%, 07/09/18	3,750,000	4,008,379
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl E 6.530%, 01/08/19 (B)	1,440,000	1,572,552
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl E 6.760%, 03/08/19	2,000,000	2,203,637
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl E 5.940%, 07/08/19 (B)	2,000,000	2,142,284
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C 5.940%, 03/20/17 (B)	3,000,000	3,112,911
Bush Truck Leasing, Ser 2011-AA, Cl C 5.000%, 09/25/18 (B)	1,789,218	1,784,046
CPS Auto Trust, Ser 2011-A, Cl D 10.000%, 04/16/18 (B)	639,958	635,457
CPS Auto Trust, Ser 2012-A, Cl D 8.590%, 06/17/19 (B)	2,099,997	2,099,373
CPS Auto Trust, Ser 2012-C, Cl E 7.500%, 12/16/19 (B)	1,659,999	1,661,607
DT Auto Owner Trust, Ser 2009-1, Cl C 10.750%, 10/15/15 (B)	436,505	437,823
DT Auto Owner Trust, Ser 2010-1A, Cl D 5.920%, 09/15/16 (B)	8,000,000	8,087,392
DT Auto Owner Trust, Ser 2011-3A, Cl D 5.830%, 03/15/18 (B)	2,000,000	2,056,283
DT Auto Owner Trust, Ser 2012-1A, Cl D 4.940%, 07/16/18 (B)	1,000,000	1,014,285
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl D 4.010%, 02/15/17	4,000,000	4,126,349
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D 6.210%, 12/17/18 (B)	1,000,000	1,005,656

		47,819,508

Description	Face Amount	Value

Credit Cards — 1.2%
Chase Issuance Trust, Ser 2012-A6, Cl A 0.344%, 08/15/17 (A)	$10,000,000	$10,004,580

Other Asset-Backed Securities — 5.0%
321 Henderson Receivables I, Ser 2010-2A, Cl B 7.450%, 01/15/50 (B)	5,400,000	5,851,937
321 Henderson Receivables I, Ser 2012-1A, Cl B 7.140%, 02/15/67 (B)	1,000,000	1,064,401
321 Henderson Receivables I, Ser 2012-2A, Cl B 6.770%, 10/17/61 (B)	1,500,000	1,492,764
AH Mortgage Advance Trust, Ser SART-1, Cl C1 5.920%, 05/10/43 (B)	1,000,000	1,001,250
Brazos Student Finance, Ser 2009-1, Cl B 2.869%, 12/27/39 (A)	15,000,000	9,862,500
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C 6.125%, 04/20/28 (B)	48,343	48,587
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D 6.010%, 10/20/28 (B)	35,274	35,273
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4 0.451%, 11/27/28 (A)	5,000,000	3,911,755
Sierra Receivables Funding, Ser 2007-2A, Cl A2 1.211%, 09/20/19 (A) (B)	2,342,240	2,314,155
Sierra Receivables Funding, Ser 2010-2A, Cl B 5.310%, 11/20/25 (B)	1,184,371	1,213,048
Sierra Receivables Funding, Ser 2011-1A, Cl C 6.190%, 04/20/26 (B)	4,038,744	4,157,645
Sierra Receivables Funding, Ser 2011-2A, Cl C 8.350%, 05/20/28 (B)	2,332,371	2,403,779
Sierra Receivables Funding, Ser 2011-3A, Cl C 9.310%, 07/20/28 (B)	1,947,464	2,009,415
Silverleaf Finance, Ser 2010-A, Cl C 10.000%, 07/15/22 (B)	1,269,385	1,278,701
Silverleaf Finance, Ser 2010-B, Cl B 8.475%, 05/16/22 (B)	2,040,143	2,037,079
Trip Rail Master Funding, Ser 2011-1A, Cl A2 6.024%, 07/15/41 (B)	3,000,000	3,421,149
Westgate Resorts, Ser 2012-2A, Cl C 9.000%, 01/20/25 (B)	937,494	946,869

		43,050,307

Total Asset-Backed Securities (Cost $98,478,804)		100,874,395

U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Inflationary Protection Security 1.125%, 01/15/21	5,265,750	6,227,160

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

U.S. Treasury Notes 2.000%, 02/15/22	$5,000,000	$5,177,735
1.750%, 05/15/22	10,000,000	10,098,440
1.375%, 12/31/18	25,000,000	25,621,100
1.250%, 01/31/19	16,000,000	16,264,992
1.000%, 08/31/19	10,000,000	9,933,590
0.750%, 10/31/17	10,000,000	10,017,190

Total U.S. Treasury Obligations (Cost $81,032,861)		83,340,207

MUNICIPAL BONDS — 6.2%
Brazos River Authority, Ser I, RB (A) Callable 12/03/12 @ 100 0.320%, 12/01/36	1,090,000	1,090,000
California State, Build America Bonds, GO Callable 03/01/20 @ 100 7.950%, 03/01/36	3,000,000	3,592,800
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB 7.000%, 01/01/16	5,000,000	5,228,800
Denton Independent School District, Ser C, GO, PSF-GTD 2.500%, 08/15/21	1,590,000	1,632,676
Detroit, Capital Improvement, Ser A-1, GO, AMBAC Callable 10/01/15 @ 100 5.150%, 04/01/25	5,000,000	3,254,800
Hidalgo County, Build America Bonds, GO Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	563,555
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,651,300
Jefferson County, Ser A, GO Callable 12/06/12 @ 100 7.700%, 05/15/16	885,000	887,407
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,191,660
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	3,000,000	3,495,390
Ohio State, Development Assistance, RB 5.311%, 04/01/19	5,000,000	5,751,750
Pasadena, Independent School District, GO, PSF-GTD Callable 02/15/22 @ 100 4.089%, 02/15/30	3,000,000	3,216,990
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,438,900
San Antonio, Airport System, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	2,274,940
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,663,648

Description	Face Amount	Value

Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	$1,750,000	$1,929,235
Texas State, Public Finance Authority Charter School, RB 8.125%, 02/15/27	1,900,000	1,938,855
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	3,000,000	3,714,420

Total Municipal Bonds (Cost $49,444,428)		53,517,126

COLLATERALIZED LOAN OBLIGATIONS — 4.1%

AMMC CDO, Ser 2012-10A, Cl D 4.847%, 04/11/22 (A) (B)	4,000,000	3,809,520
Babson CLO, Ser 2005-3A, Cl E 4.937%, 11/10/19 (A)	1,676,675	1,436,102
Babson CLO, Ser 2012-1A, Cl C 4.340%, 04/15/22 (A) (B)	3,000,000	2,849,274
Benefit Street Partners CLO, Ser 2012-IA, Cl C 4.899%, 10/15/23 (A) (B)	4,000,000	3,633,000
Galaxy CLO, Ser 2012-14A, Cl C1 3.455%, 11/15/24 (A) (B)	2,000,000	1,952,000
Galaxy CLO, Ser 2012-14A, Cl D 4.755%, 11/15/24 (A) (B)	3,000,000	2,851,905
Gramercy Park CLO, Ser 2012-1A, Cl C 5.181%, 07/17/23 (A) (B)	4,000,000	3,882,600
Oak Hill Credit Partners, Ser 2012-6A, Cl D 4.935%, 05/15/23 (A) (B)	2,500,000	2,443,168
Oak Hill Credit Partners, Ser 2012-7A, Cl D 4.340%, 11/20/23	3,000,000	2,812,245
Race Point CLO, Ser 2012-6A, Cl D 4.931%, 05/24/23 (A) (B)	2,000,000	1,954,248
Symphony CLO, Ser 2011-7A, Cl E 3.913%, 07/28/21 (A) (B)	4,000,000	3,606,128
Symphony CLO, Ser 2011-7A, Cl D 3.647%, 07/28/21 (A) (B)	5,000,000	4,666,450

Total Collateralized Loan Obligations (Cost $34,435,299)		35,896,640

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
HUD 6.980%, 08/01/14	20,000	20,138
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,851,060

Total U.S. Government Agency Obligations (Cost $4,982,380)		5,871,198

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount/ Shares	Value

COMMERCIAL PAPER (D) — 0.1%
AutoZone 0.330%, 11/02/12 (B)	$250,000	$249,996
CRC Funding 0.251%, 11/01/12 (B)	250,000	249,999
Ford Motor Credit 0.819%, 11/07/12	500,000	499,917
Starbird Funding 0.251%, 11/13/12 (B)	250,000	249,976

Total Commercial Paper (Cost $1,249,908)		1,249,888

CASH EQUIVALENT* — 1.0%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $8,270,621)	8,270,621	8,270,621

REPURCHASE AGREEMENTS — 2.7%
Morgan Stanley Open Ended 1.020%, dated 10/31/12, to be repurchased on 09/09/49**, repurchase price $10,000,283 (collateralized by various collateralized mortgage obligations, ranging in par value $442-$99,111,000, 0.000%-9.000%, 07/15/19-11/23/52; with total market value $11,448,939)	10,000,000	10,000,000
Morgan Stanley 0.320%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price $13,000,116 (collateralized by various U.S. government agency obligations, par value $155,426- $50,000,000, 2.328%-6.051%, 11/01/27- 07/01/42; with total market value $13,390,000)	13,000,000	13,000,000

Total Repurchase Agreements (Cost $23,000,000)		23,000,000

Total Investments — 102.7% (Cost $856,569,005)†		$888,073,670

Percentages are based on Net Assets of $864,554,702.

*	Rate shown is the 7-day effective yield as of October 31, 2012.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2012. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

AESOP — Auto Employee Stock Ownership Plan
AMBAC — American Municipal Bond Assurance Corporation
AGM —Assured Guarantee Municipal
CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Department of Housing and Urban Development
IO — Interest Only - face amount represents notional amount
MTN — Medium Term Note
PSF-GTD— Texas Public School Fund Guarantee
RB— Revenue Bond
REMIC— Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Security

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $856,569,005, and the unrealized appreciation and depreciation were $56,118,154 and $(24,613,489), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$334,017,494	$—	$334,017,494
Corporate Obligations	—	242,036,101	—	242,036,101
Asset-Backed Securities	—	100,874,395	—	100,874,395
U.S. Treasury Obligations	83,340,207	—	—	83,340,207
Municipal Bonds	—	53,517,126	—	53,517,126
Collateralized Loan Obligations	—	35,896,640	—	35,896,640
U.S. Government Agency Obligations	—	5,871,198	—	5,871,198
Commercial Paper	—	1,249,888	—	1,249,888
Cash Equivalent	8,270,621	—	—	8,270,621
Repurchase Agreements	—	23,000,000	—	23,000,000

Total Investments in Securities	$91,610,828	$796,462,842	$—	$888,073,670

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 94.4%
Alaska — 0.5%
Anchorage, Ser D, GO, NATL-RE Callable 06/01/15 @ 100 5.000%, 06/01/18	$1,000,000	$1,106,980

Arizona — 1.1%
Maricopa County Unified School District No. 41 Gilbert, GO 4.000%, 07/01/19	1,000,000	1,148,890
Pima County, Street and Highway Revenue, RB 3.000%, 07/01/19	1,190,000	1,296,338

		2,445,228

Arkansas — 0.1%
University of Arkansas, RB 3.000%, 11/01/18	300,000	330,384

California — 2.7%
San Francisco City & County, Unified School District, Proposition A-Election 2003, Ser C, GO, NATL-RE Callable 06/15/16 @ 100 4.000%, 06/15/18	1,500,000	1,669,935
State of California, GO 5.000%, 04/01/18	3,200,000	3,816,064
4.000%, 09/01/18	600,000	688,734

		6,174,733

Colorado — 3.2%
Adams County, School District No. 14, GO, FSA Callable 12/01/16 @ 100 5.125%, 12/01/31	1,000,000	1,125,790
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO 4.000%, 12/01/18	2,000,000	2,347,480
Denver, City & County Board of Water Commission, Ser A, RB, AGM (A) Pre-Refunded @ 100 4.750%, 12/01/17	1,570,000	1,611,008
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC Callable 06/15/15 @ 100 4.100%, 06/15/18	1,000,000	1,070,580
Pueblo County, School District No. 60, GO 3.000%, 12/15/13	1,000,000	1,030,380

		7,185,238

District of Columbia — 0.8%
District of Columbia, Ser A, GO, FGIC Callable 06/01/17 @ 100 4.750%, 06/01/31	1,750,000	1,935,850

Florida — 2.7%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101 4.375%, 07/01/30	2,000,000	2,205,600

Description	Face Amount	Value
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, FHLMC, FNMA, GNMA Callable 01/01/20 @ 100 5.000%, 07/01/28	$1,760,000	$1,899,146
Orlando, Capital Improvement Project, Ser A, RB 3.000%, 04/01/18	1,750,000	1,895,267

		6,000,013

Georgia — 1.0%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100 5.000%, 12/01/18	1,000,000	1,112,990
Georgia State, Ser D, GO Callable 12/01/13 @ 100 4.000%, 12/01/14	1,000,000	1,040,020

		2,153,010

Illinois — 3.0%
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100 5.500%, 01/01/31	1,000,000	1,174,100
Illinois State, Ser A, GO 3.000%, 01/01/18	2,000,000	2,103,500
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA Callable 01/15/15 @ 100 5.250%, 01/15/24	1,000,000	1,056,790
Railsplitter Tobacco Settlement Authority, RB 5.250%, 06/01/20	2,130,000	2,485,391

		6,819,781

Indiana — 1.1%
Fairfield, School Building, RB, NATL-RE FGIC Callable 01/15/14 @ 100 5.000%, 07/15/17	1,115,000	1,168,487
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100 5.000%, 01/15/29	1,300,000	1,412,931

		2,581,418

Iowa — 2.2%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100 4.000%, 06/01/19	1,200,000	1,286,112
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100 5.000%, 06/01/18	1,125,000	1,223,449
County of Hardin Iowa, GO 2.500%, 06/01/17	680,000	716,414
2.500%, 06/01/18	785,000	831,558
2.500%, 06/01/19	925,000	976,735

		5,034,268

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value
Louisiana — 0.5%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE Callable 03/01/15 @ 100 4.000%, 03/01/16	$1,000,000	$1,077,560

Maryland — 1.0%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100 4.700%, 04/01/36	1,000,000	1,098,890
Maryland State, State Local Facilities, Ser A, GO Callable 03/01/17 @ 100 4.000%, 03/01/23	1,000,000	1,095,440

		2,194,330

Massachusetts — 0.5%
Massachusetts State, Consolidated Loan, Ser A, GO (A) Pre-Refunded @ 100 5.000%, 08/01/14	1,000,000	1,079,080

Michigan — 1.4%
Howell, Public Schools, School Building & Site Project, GO (A) Pre-Refunded @ 100 5.000%, 05/01/17	1,000,000	1,047,090
Michigan State, Building Authority, Revenue Refunding Facilities Program, Ser I, RB, AGM Callable 10/15/13 @ 100 5.250%, 10/15/15	2,000,000	2,092,120

		3,139,210

Minnesota — 0.7%
Minnesota Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100 2.600%, 09/01/42	1,500,000	1,507,335

Mississippi — 0.5%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC 3.500%, 07/01/14	1,150,000	1,187,076

Nevada — 0.5%
Clark County, School District, Ser A, GO, AGM Callable 06/15/14 @ 100 4.000%, 06/15/17	1,000,000	1,051,450

New Jersey — 0.3%
Atlantic County, State Aid County College, GO 3.375%, 01/15/15	565,000	595,821

New Mexico — 0.6%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100 4.000%, 08/01/19	300,000	338,874

Description	Face Amount	Value
New Mexico State, Severance Tax, Ser A-1, RB Callable 07/01/17 @ 100 2.750%, 07/01/20	$1,000,000	$1,050,460

		1,389,334

New York — 2.8%
New York City, Ser P, GO, NATL-RE Callable 08/01/15 @ 100 5.000%, 08/01/18	1,000,000	1,119,630
New York State Dormitory Authority, RB 4.000%, 09/01/15	1,335,000	1,418,478
New York State, Dormitory Authority, State Education Project, Ser D, RB 4.000%, 03/15/16	1,000,000	1,113,310
New York State, Thruway Authority, Ser H, RB, NATL-RE 4.000%, 01/01/18	1,000,000	1,126,750
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE Callable 11/01/15 @ 100 4.375%, 11/01/18	1,400,000	1,506,988

		6,285,156

North Carolina — 0.4%
Mecklenburg County, Public Improvement Project, Ser A, GO (A) Pre-Refunded @ 100 4.000%, 02/01/13	1,000,000	1,009,170

Ohio — 1.9%
Ohio State, Third Frontier Research and Development Project, GO 4.000%, 11/01/18	3,650,000	4,280,355

Oklahoma — 0.5%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A) Pre-Refunded @ 100 5.000%, 07/01/13	1,035,000	1,067,323

Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100 4.500%, 08/01/32	1,000,000	1,075,380

Tennessee — 2.0%
Memphis, Ser A, GO 2.000%, 04/01/19	2,000,000	2,038,700
Montgomery County, GO, NATL-RE FGIC Callable 05/01/14 @ 102 4.750%, 05/01/16	2,000,000	2,171,300
Tennessee Housing Development Agency, Ser 2B, RB 2.350%, 01/01/21	400,000	400,288

		4,610,288

Texas — 54.8%
Alamo, Community College District, Ser A, RB 3.000%, 11/01/19	2,000,000	2,183,060
Andrews County Hospital District, GO 2.750%, 03/15/20	1,250,000	1,281,887

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value
Andrews County Hospital District, GO, AGM 2.500%, 03/15/19	$1,215,000	$1,253,309
Arlington, Special Tax Revenue, RB Callable 02/15/19 @ 100 5.000%, 08/15/28	250,000	277,650
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100 5.000%, 11/15/15	1,505,000	1,559,932
Austin, Independent School District, GO Callable 08/01/19 @ 100 4.125%, 08/01/21	1,000,000	1,125,260
Austin, Public Improvement Project, GO, NATL-RE FGIC (A) Pre-Refunded @ 100 4.250%, 09/01/13	1,000,000	1,033,420
Austin, Public Improvement Project, Ser 2005, GO, NATL-RE Callable 03/01/15 @ 100 5.000%, 09/01/16	500,000	552,740
Austin, Water & Wastewater System, Ser A, RB, AMBAC 5.000%, 11/15/19	1,000,000	1,244,690
Bastrop, Independent School District, School Building Project, GO Callable 02/15/19 @ 100 5.000%, 02/15/34	1,000,000	1,117,260
Bastrop, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	500,000	572,480
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/33	500,000	559,880
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 5.125%, 04/01/20	385,000	445,041
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,058,960
Clifton, Higher Education Finance, Idea Public Schools Project, RB 4.800%, 08/15/21	500,000	552,715
College Station, GO Callable 02/15/18 @ 100 4.500%, 02/15/27	1,730,000	1,991,645
4.000%, 02/15/19	1,000,000	1,141,670
College Station, GO (A) Pre-Refunded @ 100 4.500%, 02/15/27	160,000	193,990
Conroe Industrial Development, RB, AGM 4.000%, 09/01/18	300,000	340,227
Conroe, Independent School District, GO, PSF-GTD 3.000%, 02/15/19	500,000	557,145
Corpus Christi, GO 4.000%, 03/01/19	1,010,000	1,168,338
Dallas Area, Rapid Transit, RB, NATL-RE FGIC (A) Pre-Refunded @ 100 5.000%, 12/01/12	1,000,000	1,003,490

Description	Face Amount	Value
Dallas County, Schools Public Property Finance, GO 3.000%, 06/01/19	$940,000	$1,027,307
Dallas, GO Callable 02/15/18 @ 100 5.000%, 02/15/25	1,000,000	1,168,080
Dallas, GO, NATL-RE Callable 02/15/17 @ 100 4.250%, 02/15/22	845,000	944,271
Dallas, Ser B, RB 5.000%, 11/01/19	1,295,000	1,585,999
Denton County, GO 3.000%, 04/15/18	985,000	1,094,108
Denton, Independent School District, GO Callable 08/15/19 @ 100 5.000%, 08/15/27	1,000,000	1,132,940
Ector County, Hospital District, Ser A, RB 4.000%, 09/15/14	1,260,000	1,307,426
El Paso, GO Callable 08/15/19 @ 100 5.500%, 08/15/34	1,000,000	1,181,150
Elkhart, Independent School District, School Building Project, GO Callable 08/15/19 @ 100 4.625%, 08/15/30	665,000	752,135
Forney, Independent School District, School Building Project, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/38	1,000,000	1,113,320
Fort Bend County, Municipal Utility District No. 25, GO Callable 10/01/16 @ 100 5.600%, 10/01/36	1,000,000	1,071,850
Franklin, Independent School District, GO, PSF-GTD 2.000%, 02/15/14	2,000,000	2,042,040
Frisco, GO 3.000%, 02/15/19	1,685,000	1,863,559
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100 5.000%, 08/15/27	500,000	577,385
Galveston County, GO 3.000%, 02/01/19	600,000	656,028
Garland Independent School District, Ser A, GO, PSF-GTD Callable 08/15/13 @ 100 3.000%, 02/15/19	350,000	354,067
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/32	1,000,000	1,137,790
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100 5.000%, 02/15/20	1,000,000	1,163,950
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB 4.000%, 06/01/14	500,000	525,430

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100 5.500%, 10/01/39	$1,000,000	$1,154,180
Houston, Ser A, GO 4.000%, 03/01/18	3,800,000	4,400,096
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100 5.000%, 08/15/36	1,000,000	1,096,980
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100 5.000%, 08/15/39	1,000,000	1,133,810
Irving, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.000%, 02/15/28	500,000	570,675
Jefferson County, GO 3.000%, 08/01/18	1,500,000	1,640,565
Kaufman County, GO, AGM 3.000%, 02/15/22	1,670,000	1,708,076
Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100 5.000%, 08/01/34	855,000	970,878
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100 5.250%, 11/01/40	2,500,000	2,706,550
Lubbock, GO, NATL-RE Callable 02/15/14 @ 100 5.000%, 02/15/16	145,000	153,088
Lubbock, GO, NATL-RE (A) Pre-Refunded @ 100 5.000%, 02/15/14	855,000	906,095
Mauriceville, Municipal Utility District, GO, AGM 2.000%, 11/15/14	1,110,000	1,121,932
Mesquite, Independent School District No. 1, School Building Project, GO Callable 08/15/19 @ 100 4.375%, 08/15/26	560,000	632,901
Navarro County, Junior College District, RB, AGM 3.000%, 05/15/19	550,000	577,643
2.250%, 05/15/18	880,000	899,809
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100 5.750%, 01/01/33	1,000,000	1,110,720
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100 5.250%, 01/01/20	1,250,000	1,487,350
Northwest, Independent School District, GO, PSF-GTD (B) 0.260%, 02/15/15	1,000,000	1,000,000
Nueces County, GO, AMBAC (A) Pre-Refunded @ 100 5.000%, 02/15/15	1,000,000	1,059,760

Description	Face Amount	Value
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD Callable 02/01/18 @ 100 5.000%, 02/01/33	$1,000,000	$1,112,140
Plano, Refunding & Improvement Project, GO Callable 09/01/15 @ 100 4.100%, 09/01/19	1,000,000	1,085,460
Pleasant Grove, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 5.250%, 02/15/32	1,000,000	1,146,740
Polk County, GO, AGM 3.000%, 08/15/19	1,150,000	1,241,483
Port Arthur, Independent School District, School Building Project, GO Callable 02/15/19 @ 100 4.750%, 02/15/39	1,000,000	1,080,980
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100 4.000%, 05/15/16	1,000,000	1,077,300
Rockwall, Independent School District, School Building Project, GO, PSF-GTD (B) Callable 12/03/12 @ 100 0.260%, 08/01/37	2,000,000	2,000,000
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100 5.000%, 08/01/28	1,000,000	1,171,330
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100 4.500%, 02/15/28	400,000	430,904
San Angelo, Independent School District, School Building Project, Ser A, GO Callable 02/15/19 @ 100 5.250%, 02/15/34	1,000,000	1,189,510
San Antonio, Electric & Gas Revenue, RB Callable 02/01/15 @ 100 5.000%, 02/01/18	1,000,000	1,094,640
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM Callable 08/15/13 @ 100 4.500%, 08/15/13	1,000,000	1,033,160
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM 2.500%, 07/01/16	570,000	602,718
2.000%, 07/01/15	400,000	413,548
San Antonio, Water Revenue, RB Callable 11/15/18 @ 100 5.375%, 05/15/39	500,000	586,690
San Antonio, Water Revenue, Ser A, RB 2.000%, 05/15/14	1,385,000	1,420,428
San Antonio, Water System, RB 4.000%, 05/15/19	500,000	587,990

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.000%, 02/15/33	$1,000,000	$1,115,000
San Jacinto, Community College District, GO 3.000%, 02/15/19	1,795,000	1,936,697
San Marcos, Tax & Toll Revenue, GO, AGM Callable 08/15/17 @ 100 5.125%, 08/15/28	500,000	561,140
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD Callable 02/01/17 @ 100 5.250%, 02/01/38	1,000,000	1,134,910
Spring, Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100 5.000%, 02/15/17	1,000,000	1,061,620
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100 4.000%, 07/01/22	1,850,000	2,142,689
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100 5.000%, 07/01/34	1,000,000	1,228,250
Texas City, Industrial Development, Arco Pipe Line Company Project, RB 7.375%, 10/01/20	500,000	699,605
Texas State, College Student Loan, GO Callable 08/01/20 @ 100 5.000%, 08/01/21	1,000,000	1,238,320
4.625%, 08/01/30	1,200,000	1,349,280
Texas State, Department of Housing & Community Affairs, Ser B, RB, FHLMC, FNMA, GNMA Callable 01/01/21 @ 100 4.050%, 07/01/26	1,000,000	1,059,820
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB Callable 02/15/20 @ 100 6.000%, 02/15/30	750,000	896,633
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100 5.800%, 08/15/40	1,100,000	1,145,254
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.625%, 05/01/21	1,440,000	1,694,275
5.375%, 05/01/20	1,365,000	1,573,081
Texas State, Southmost College District, GO, AMBAC Callable 02/15/15 @ 100 5.000%, 02/15/22	1,000,000	1,057,260

Description	Face Amount	Value
Texas State, Transportation Commission Mobility Fund, GO Callable 04/01/18 @ 100 5.000%, 04/01/28	$3,000,000	$3,532,950
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100 5.000%, 08/01/26	2,010,000	2,400,302
Titus County, Pass Through Toll Project, Ser A, GO 4.000%, 03/01/18	555,000	616,694
Titus County, Pass Through Toll Project, Ser B, GO 4.000%, 03/01/18	1,185,000	1,311,641
Tomball, Hospital Authority, RB (C) 5.000%, 07/01/13	730,000	752,798
Travis County, GO 2.000%, 03/01/18	645,000	680,062
Tyler, Independent School District, School Building Project, GO Callable 02/15/18 @ 100 5.000%, 02/15/27	500,000	562,745
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100 5.000%, 04/15/28	500,000	564,880
University of North Texas, RB 3.000%, 04/15/18	1,000,000	1,101,250
Upper Trinity Regional Water District, RB, AGM 3.000%, 08/01/19	250,000	265,520
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA Callable 08/01/16 @ 100 5.000%, 02/01/18	1,000,000	1,115,180
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100 5.500%, 02/15/33	1,000,000	1,140,000
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM 4.125%, 09/15/13	1,075,000	1,106,551
West Harris County, Regional Water Authority, RB, AMBAC 4.500%, 12/15/13	1,315,000	1,374,412
Williamson County, GO 3.000%, 02/15/19	1,800,000	1,999,944
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,106,170
Ysleta, Independent School District, School Building Project, GO, PSF-GTD 5.000%, 08/15/14	1,000,000	1,082,150

		124,126,836

Utah — 2.0%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY Callable 12/15/13 @ 100 4.000%, 06/15/16	1,000,000	1,034,980

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

Description	Face Amount/ Shares	Value
Salt Lake City, School District, GO, SCH BD GTY Callable 03/01/15 @ 100 4.000%, 03/01/17	$1,000,000	$1,071,550
Utah State, Building Ownership Authority, RB (A) Pre-Refunded @ 100 5.000%, 05/15/14	555,000	594,644
Utah State, Building Ownership Authority, RB Callable 05/15/14 @ 100 5.000%, 05/15/18	445,000	471,989
Washington County, School District, GO, SCH BD GTY 4.000%, 03/01/14	1,225,000	1,284,596

		4,457,759

Virginia — 2.2%
Alexandria, Ser B, GO 4.000%, 06/15/14	1,000,000	1,059,750
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,673,115
Virginia Commonwealth, Transportation Board, RB 4.000%, 03/15/19	2,000,000	2,322,000

		5,054,865

Washington — 1.4%
King County, Renton School District No. 403, GO, AGM Callable 12/01/13 @ 100 4.125%, 12/01/16	1,000,000	1,041,240
King County, Sewer Authority, Ser B, RB, NATL-RE Callable 01/01/14 @ 100 5.000%, 01/01/15	1,090,000	1,145,394
Washington State, Ser R-C, GO, NATL-RE Callable 01/01/14 @ 100 4.500%, 01/01/17	1,000,000	1,044,120

		3,230,754

Wisconsin — 1.5%
Wisconsin State, Ser 2, GO, NATL-RE Callable 05/01/14 @ 100 5.000%, 05/01/17	1,000,000	1,070,390
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,271,480

		3,341,870

Total Municipal Bonds (Cost $200,196,795)		213,527,855

CASH EQUIVALENT* — 0.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $317,721)	317,721	317,721

Description	Face Amount	Value
REPURCHASE AGREEMENTS — 4.4%
Morgan Stanley 0.320%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price $1,000,009 (collateralized by various U.S. government agency obligations, ranging in par value $1,748,176-$3,092,468 2.580%- 6.094%, 04/01/37-10/01/37; with total market value $1,030,000)	$1,000,000	$1,000,000
Morgan Stanley Open Ended 0.520%, dated 10/31/12, to be repurchased on 09/09/49**, repurchase price $9,000,130 (collateralized by various corporate obligations, ranging in par value $1,000-$499,000 0.000%-8.000%, 11/01/12-04/01/46; with total market value $9,450,001)	9,000,000	9,000,000

Total Repurchase Agreements (Cost $10,000,000)		10,000,000

Total Investments — 98.9% (Cost $210,514,516)†		$223,845,576

Percentages are based on Net Assets of $226,228,806.

*	Rate shown is the 7-day effective yield as of October 31, 2012.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Pre-Refunded Securities – The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security – The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012.
(C)	Security is escrowed to maturity.

AGM —Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Company
FHA—Federal Housing Adminstration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assistance
GNMA—Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
PSF-GTD—Texas Public School Fund Guarantee
RB — Revenue Bond
SCH BD GTY—School Board Guaranty
Ser — Series
TA — Tax Allocation
XLCA — XL Capital Assurance

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $210,514,516, and the unrealized appreciation and depreciation were $13,357,237 and $(26,177), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2012 (Unaudited)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$213,527,855	$—	$213,527,855
Cash Equivalent	317,721	—	—	317,721
Repurchase Agreements	—	10,000,000	—	10,000,000

Total Investments in Securities	$317,721	$223,527,855	$—	$223,845,576

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value

MUNICIPAL BONDS — 97.6%
Arizona — 2.3%
Mesa, GO 2.000%, 07/01/16	$2,000,000	$2,080,400

California — 1.4%
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB, AGM Callable 07/01/13 @ 100 5.000%, 07/01/15	1,000,000	1,031,760
San Francisco, City & County Airports Commission, Ser C, RB 5.000%, 05/01/15	250,000	276,740

		1,308,500

Connecticut — 2.3%
Monroe, Ser A, GO 2.000%, 12/15/15	700,000	726,852
New Haven, GO, AMBAC Callable 11/01/16 @ 100 5.000%, 11/01/17	1,165,000	1,327,156

		2,054,008

Indiana — 0.1%
Mount Vernon of Posey County, RB, AMBAC 4.000%, 01/15/13	100,000	100,699

Iowa — 2.8%
Coralville, Urban Renewal Project, Ser D-1, RB 3.000%, 06/01/14	1,200,000	1,215,864
Des Moines, Ser D, GO 3.250%, 06/01/13	500,000	508,455
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB 2.000%, 07/01/17	780,000	815,755

		2,540,074

Kentucky — 1.2%
Fayette County, School District Finance, Ser B, RB 2.000%, 07/01/16	1,080,000	1,125,403

Maryland — 0.6%
Frederick County, Public Facilities Authority, GO 3.750%, 06/01/13	500,000	510,175

Massachusetts — 2.3%
Fall River, GO 2.000%, 03/01/17	2,000,000	2,061,200

Michigan — 1.2%
Michigan State, Municipal Bond Authority, Clean Water Revolving Fund, RB 3.000%, 10/01/15	1,000,000	1,073,220

Description	Face Amount	Value
Mississippi — 1.7%
Mississippi State, Ser S, COP Callable 04/15/14 @ 100 1.250%, 04/15/16	$800,000	$800,112
1.000%, 04/15/15	725,000	724,130

		1,524,242

Missouri — 1.6%
State Louis Municipal Finance, RB 5.000%, 02/15/17	1,275,000	1,447,291

New Jersey — 1.2%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB 3.800%, 01/15/15	1,000,000	1,053,900

New Mexico — 3.5%
New Mexico State, Severance Tax, Ser A-2, RB 4.000%, 07/01/14	3,000,000	3,182,640

North Carolina — 1.1%
North Carolina State, Eastern Municipal Power Agency, Ser B, RB 3.000%, 01/01/14	1,000,000	1,028,300

Oklahoma — 3.4%
Cleveland County, Independent School District No. 29 Norman, GO 1.500%, 03/01/17	2,000,000	2,055,900
Tulsa County, Independent School District, GO 3.500%, 06/01/13	1,000,000	1,018,800

		3,074,700

Oregon — 2.0%
Oregon State, Department of Administrative Services, Ser B, COP, AGM 4.000%, 11/01/12	250,000	250,000
Oregon State, GO (A) Callable 11/07/12 @ 100 0.190%, 11/06/12	1,500,000	1,500,000

		1,750,000

Puerto Rico — 0.9%
Puerto Rico Commonwealth, Government Development, Ser Senior B, RB 5.000%, 12/01/14	750,000	791,362

Texas — 64.5%
Alamo, Community College District, Ser A, RB 2.000%, 11/01/17	2,000,000	2,082,200
Angleton, Independent School District, School Building Project, GO, PSF-GTD 3.750%, 02/15/14	900,000	939,096
Arlington, Independent School District, School Building Project, Ser A, GO, PSF-GTD 5.000%, 02/15/15	500,000	551,375
Arlington, Permanent Improvement Program, GO 3.500%, 08/15/13	500,000	512,815

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100 5.000%, 11/15/15	$1,000,000	$1,036,500
Austin, Public Property Finance, GO 1.000%, 11/01/15	1,000,000	1,010,640
Austin, Water & Wastewater System, RB (A) (B) Callable 11/05/12 @ 100 0.200%, 05/15/31	2,000,000	2,000,000
Bexar County, Hospital District, GO 3.625%, 02/15/14	500,000	519,285
Bexar, Metropolitan Water District, RB 3.000%, 05/01/13	1,000,000	1,009,630
Brazosport, Independent School District, GO, PSF-GTD 2.000%, 02/15/15	1,800,000	1,859,832
Brownsville, Public Improvement & Refunding Project, GO, AGM 4.000%, 02/15/15	500,000	536,275
Cleburne, GO, AGM 4.000%, 02/15/13	500,000	504,835
Dallas Area, Rapid Transit, Ser A, RB 3.500%, 12/01/15	250,000	272,035
Dallas County Schools, Public Property Finance, GO 2.000%, 06/01/17	1,000,000	1,042,300
Dallas, Waterworks and Sewer System, RB, FSA Callable 10/01/13 @ 100 5.000%, 10/01/16	1,000,000	1,043,590
Denton, GO, AMBAC 4.500%, 02/15/13	805,000	814,427
Fort Bend County, District No. 11, Levee Improvement Project, GO 3.500%, 03/01/14	500,000	516,105
Franklin, Independent School District, GO, PSF-GTD 2.000%, 02/15/14	2,000,000	2,042,040
Frisco, Independent School District, Ser A, GO 2.500%, 08/15/14	1,000,000	1,033,720
Greenville, Electric Utility System, RB 4.000%, 02/15/14	420,000	438,203
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, Ser D, RB 4.000%, 11/15/13	1,000,000	1,015,320
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB 4.000%, 06/01/14	500,000	525,430
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB 4.000%, 10/01/13	500,000	515,605
4.000%, 10/01/16	1,000,000	1,112,990
Humble, Independent School District, School Building Project, GO, PSF-GTD 2.900%, 06/15/15	1,000,000	1,061,910
Katy, Independent School District, School Building Project, Ser C, GO, PSF-GTD 3.300%, 02/15/15	325,000	345,355

Description	Face Amount	Value
Keller, GO 3.000%, 02/15/16	$900,000	$961,200
La Joya, Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	560,000	564,754
La Porte, Independent School District, Schoolhouse Project, GO 3.000%, 02/15/16	500,000	536,525
Lake Travis, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 02/15/16	500,000	555,955
Lewisville, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 08/15/15	500,000	548,065
Lewisville, Waterworks and Sewer System, RB 3.000%, 02/15/15	560,000	589,837
Lower Colorado River Authority, RB (D) 3.250%, 05/15/14	500,000	521,186
McKinney, GO 3.500%, 08/15/13	930,000	953,836
McKinney, Independent School District, GO 2.000%, 02/15/13	800,000	804,016
Midland, GO 2.000%, 03/01/16	1,155,000	1,206,155
Mission, Consolidated Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	1,010,000	1,018,575
North Texas, Tollway Authority, Ser A, RB 3.200%, 01/01/13	1,300,000	1,305,135
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 02/01/14	500,000	522,605
Port of Port Arthur, Navigation District, Ser A, GO 4.000%, 03/01/13	1,000,000	1,010,560
San Angelo, Independent School District, School Building Project, Ser A, GO 3.000%, 02/15/13	500,000	503,830
San Antonio, Airport System, Refunding & Improvement Project, Ser A, RB, AGM 2.000%, 07/01/14	540,000	553,970
San Antonio, Water System, RB 4.000%, 05/15/16	345,000	385,886
San Antonio, Water System, Ser A, RB 3.000%, 05/15/13	1,000,000	1,014,870
Tarrant, Regional Water District, RB, AGM (C) Pre-Refunded @ 100 5.375%, 03/01/16	1,400,000	1,423,506
Texas A&M University, Financing System, Ser C, RB 3.000%, 05/15/14	625,000	650,606
Texas A&M University, Permanent University Fund, RB 3.000%, 07/01/15	1,510,000	1,606,565

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount	Value
Texas A&M University, Permanent University Fund, RB (C) Pre-Refunded @ 100 4.500%, 07/01/20	$1,000,000	$1,069,650
Texas State, College Student Loan Program, GO 4.000%, 08/01/15	1,000,000	1,096,230
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.250%, 05/01/19	1,300,000	1,480,336
Texas State, RB 2.500%, 08/30/13	4,500,000	4,585,320
Texas State, Veterans Housing Assistance Program, GO 3.000%, 12/01/12	1,640,000	1,643,296
Texas State, Water Financial Assistance Program, GO 3.000%, 08/01/16	1,885,000	2,054,040
Tomball, Hospital Authority, RB (D) 5.000%, 07/01/13	730,000	752,798
University of Texas, Financing System, Ser A, RB 2.000%, 11/01/12	500,000	526,105
University of Texas, Financing System, Ser B, RB (A) Callable 11/05/12 @ 100 0.170%, 08/01/16	1,500,000	1,500,000
Upper Trinity Regional Water District, RB, AGM 4.000%, 08/01/17	250,000	277,755
Waco, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 08/15/13	500,000	514,680
Williamson County, Pass-Through Toll, GO 3.000%, 02/15/15	1,000,000	1,058,190

		58,137,550

Virginia — 3.5%
Alexandria, Ser A, GO 3.500%, 07/15/13	500,000	511,515
Norfolk, Capital Improvement, Ser A, GO 2.500%, 11/01/14	545,000	568,315
Virginia Commonwealth, Transportation Board, RB 2.000%, 03/15/17	2,000,000	2,098,260

		3,178,090

Total Municipal Bonds (Cost $86,458,193)		88,021,754

REPURCHASE AGREEMENT — 1.1%
Morgan Stanley 0.320%, dated 10/31/12, to be repurchased on 11/01/12, repurchase price $1,000,009 (collateralized by a FHLMC obligation, par value $5,757,224, 2.580%, 04/01/37; with total market value $1,030,000) (Cost $1,000,000)	1,000,000	1,000,000

Description	Shares	Value
CASH EQUIVALENT* — 1.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $939,340)	939,340	$939,340

Total Investments — 99.8% (Cost $88,397,533)†		$89,961,094

Percentages are based on Net Assets of $90,171,981.

*	Rate shown is the 7-day effective yield as of October 31, 2012.

(A)	Variable Rate Security – The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Pre-Refunded Securities – The maturity date shown is the pre-refunded date.
(D)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FSA — Financial Security Assistance

GO — General Obligation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $88,397,533, and the unrealized appreciation and depreciation were $1,604,797 and $(41,236), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$88,021,754	$—	$88,021,754
Repurchase Agreement	—	1,000,000	—	1,000,000
Cash Equivalent	939,340	—	—	939,340

Total Investments in Securities	$939,340	$89,021,754	$—	$89,961,094

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER TREASURY AND INCOME FUND OCTOBER 31, 2012 (Unaudited)

Description	Face Amount/ Shares	Value

U.S. TREASURY OBLIGATIONS — 49.3%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,229,016	$1,973,890
2.625%, 07/15/17	432,323	519,388
2.500%, 07/15/16 to 01/15/29	2,153,413	2,799,916
2.375%, 01/15/25	1,226,585	1,677,743
2.125%, 02/15/40	1,085,938	1,615,621
2.000%, 07/15/14	856,601	907,625
1.875%, 07/15/13	525,476	537,562
1.750%, 01/15/28	1,745,974	2,288,733
1.625%, 01/15/15	770,826	820,718
1.375%, 07/15/18 to 01/15/20	3,053,113	3,610,250

Total U.S. Treasury Obligations (Cost $13,078,479)		16,751,446

CASH EQUIVALENT* — 50.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $17,203,878)	17,203,878	17,203,878

Total Investments — 99.9% (Cost $30,282,357)†		$33,955,324

Percentages are based on Net Assets of $33,986,111.

*	Rate shown is the 7-day effective yield as of October 31, 2012.

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $30,282,357, and the unrealized appreciation and depreciation were $3,672,967 and $(0), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST MID CAP EQUITY FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK — 96.7%

Consumer Discretionary — 24.2%
Discovery Communications, Cl A*	8,975	$529,704
GNC Holdings, Cl A	13,875	536,546
LKQ*	29,250	611,032
Mohawk Industries*	6,300	525,861
Polaris Industries	6,875	580,938
Sirius XM Radio*	142,090	397,852
Tractor Supply	3,850	370,524
Ulta Salon Cosmetics & Fragrance	3,825	352,742
Whirlpool	4,825	471,306

		4,376,505

Energy — 10.5%
Cabot Oil & Gas	8,825	414,598
CONSOL Energy	10,590	372,344
Continental Resources*	4,625	332,353
Southwestern Energy*	11,900	412,930
WPX Energy*	21,390	362,347

		1,894,572

Financials — 15.6%
Affiliated Managers Group*	3,675	464,888
BOK Financial	8,075	473,599
Comerica	15,325	456,838
SunTrust Banks	16,575	450,840
Weyerhaeuser‡	22,170	613,887
Zions Bancorporation	16,990	364,775

		2,824,827

Health Care — 6.7%
Henry Schein*	5,975	440,835
HMS Holdings*	11,165	257,800
IDEXX Laboratories*	5,375	517,075

		1,215,710

Industrials — 19.9%
AMETEK	16,462	585,224
B/E Aerospace*	10,150	457,663
Kansas City Southern	5,075	408,334
Kirby*	6,850	393,738
Middleby*	3,325	415,459
Roper Industries	4,050	442,139
Valmont Industries	3,050	412,055
Wabtec	5,775	472,973

		3,587,585

Information Technology — 12.5%
Akamai Technologies*	11,125	422,639
ANSYS*	7,650	542,232
Aspen Technology*	19,750	489,405
IAC/InterActiveCorp	7,900	381,965
TIBCO Software*	16,475	415,335

		2,251,576

Materials — 7.3%
CF Industries Holdings	2,075	425,769
Cliffs Natural Resources	8,560	310,471
FMC	10,875	582,030

		1,318,270

Total Common Stock (Cost $14,880,917)		17,469,045

Description	Shares	Value

CASH EQUIVALENT** — 3.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $621,615)	621,615	$621,615

Total Investments — 100.1% (Cost $15,502,532)†		$18,090,660

Percentages are based on Net Assets of $18,075,703.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.
‡	Real Estate Investment Trust

Cl — Class

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $15,502,532, and the unrealized appreciation and depreciation were $2,737,516 and $(149,388), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST NATURAL RESOURCES FUND OCTOBER 31, 2012 (Unaudited)

Description	Shares	Value

COMMON STOCK‡ — 97.6%

Energy — 77.2%
Anadarko Petroleum	40,000	$2,752,400
Apache	27,500	2,275,625
Bonanza Creek Energy*	28,000	693,560
BP ADR	12,500	536,125
C&J Energy Services*	40,000	775,200
Cabot Oil & Gas	12,000	563,760
Cameron International*	40,000	2,025,600
CARBO Ceramics	4,000	295,800
Cenovus Energy	30,500	1,076,955
Chevron	12,500	1,377,625
Cloud Peak Energy*	15,000	316,500
Cobalt International Energy*	55,000	1,144,550
Concho Resources*	7,000	602,840
Devon Energy	10,000	582,100
Ensco, Cl A	32,500	1,879,150
EOG Resources	15,000	1,747,350
Exxon Mobil	15,500	1,413,135
Gran Tierra Energy*	32,500	165,100
Halliburton	18,000	581,220
Kinder Morgan	18,500	642,135
Kosmos Energy*	40,000	455,200
Laredo Petroleum Holdings*	20,000	405,800
Murphy Oil	7,000	420,000
National Oilwell Varco	21,500	1,584,550
Noble Energy	15,000	1,425,150
Occidental Petroleum	35,000	2,763,600
Oil States International*	32,000	2,339,200
Peabody Energy	8,500	237,150
Pioneer Natural Resources	7,000	739,550
QEP Resources	12,500	362,500
Schlumberger	33,000	2,294,490
Seadrill	25,500	1,028,670
Stone Energy*	18,500	436,415
Suncor Energy	45,000	1,512,900
Talisman Energy	25,000	285,000
Tidewater	13,000	617,630
Total ADR	21,000	1,058,400
Transocean*	15,500	708,195
Valero Energy	21,500	625,650

		40,746,780

Industrials — 1.9%
Chicago Bridge & Iron, NY Shares	14,000	525,700
Deere	4,000	341,760
Westport Innovations*	4,500	126,270

		993,730

Materials — 18.5%
Barrick Gold	32,000	1,296,000
BHP Billiton ADR	11,500	813,510
Freeport-McMoRan Copper & Gold	44,000	1,710,720
Goldcorp	20,000	904,600
Monsanto	17,000	1,463,190
Newmont Mining	17,000	927,350
Potash Corp. of Saskatchewan	12,500	504,625
Silver Wheaton	15,000	607,500
Stillwater Mining*	23,000	239,430

Description	Shares	Value

Yamana Gold	65,000	$1,313,650

		9,780,575

Total Common Stock (Cost $51,829,574)		51,521,085

CASH EQUIVALENT** — 2.2%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $1,188,940)	1,188,940	1,188,940

Total Investments — 99.8% (Cost $53,018,514)†		$52,710,025

Percentages are based on Net Assets of $52,791,008.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2012.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR — American Depositary Receipt

Cl — Class

NY — New York

†	At October 31, 2012, the tax basis cost of the Fund’s investments was $53,018,514, and the unrealized appreciation and depreciation were $2,749,489 and $(3,057,978), respectively.

As of October 31, 2012, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 26, 2012

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 26, 2012